SHARE-BASED COMPENSATION (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning | shares		4,456	4,456
Stock Options, Shares, Granted | shares		0	0
Stock Options, Forfeited | shares		0	0
Stock Option, Shares, Exercised | shares		0	0
Stock Option, Shares, Expired | shares		4,456	0
Stock Options, Shares, Outstanding at Ending | shares		0	4,456
Stock Options, Weighted Average Exercise Price Per Share, Outstanding at Beginning | $ / shares		$ 148.5	$ 148.5
Stock Options, Weighted Average Exercise Price Per Share, Granted | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per Share, Forfeited | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per Share, Exercised | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per Share, Expired | $ / shares		148.5	0
Stock Options, Weighted Average Exercise Price Per Share, Outstanding at Ending | $ / shares		$ 0	$ 148.5
Reverse stock split	0.056	0.2